Note 4 - Advances for Vessels Under Construction - Capitalized Vessel Construction Cost Roll Forward (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Advances for vessels under construction	$ 35,890,936	$ 56,924,663	$ 85,375,650
Advances for vessels under construction	73,406,960	174,393,927
M/V “Tender Soul” [Member]
Delivered vessels		(47,009,176)
M/V “Leonidas Z” [Member]
Delivered vessels		(46,605,050)
M/V "Monica" [Member]
Delivered vessels		(36,412,230)
M/V "Stephania K" [Member]
Delivered vessels		(36,505,480)
M/V "Pepi Star" [Member]
Delivered vessels		$ (36,312,978)
M/V "Symeon P" [Member]
Delivered vessels	(47,284,892)
M/V "Dear Panel" [Member]
Delivered vessels	$ (47,155,795)